Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity
Shareholders' Equity

12.     Shareholders’ Equity

Stockholder Rights Plan

In 2005, the Company put in place a Rights Plan to protect the best interests of all shareholders. In general, the Plan vests stockholders of SINA with rights to purchase ordinary shares of the Company at a substantial discount from those securities’ fair market value upon a person or group acquiring, without the approval of the Board of Directors, more than 10% of the Company’s ordinary shares. Any person or group who triggers the purchase right distribution becomes ineligible to participate in the Plan, causing substantial dilution of such person or group’s holdings. The rights will expire on February 22, 2015.

In addition, the Company’s Board of Directors has the authority, without further action by its shareholders, to issue up to 3,750,000 preference shares in one or more series and to fix the powers and rights of these shares, including dividend rights, conversion rights, voting rights, terms of redemption and liquidation preferences, any or all of which may be greater than the rights associated with its ordinary shares. Preference shares could thus be issued quickly with terms calculated to delay or prevent a change in control or make removal of management more difficult. Similarly, the Board of Directors may approve the issuance of debentures convertible into voting shares, which may limit the ability of others to acquire control of the Company.

Repurchase program

In 2008, the Board authorized, but did not obligate, the Company to repurchase of up to $100 million of the Company’s ordinary shares on an opportunistic basis. The repurchase program was effective until December 31, 2009. In 2009, the Company repurchased an aggregate of 2.5 million shares in the open market at an average price of $20.37 for a total consideration of $50.0 million. The repurchased shares were canceled in November 2009.

Private equity placement with New-Wave

In September 2009, the Company entered into a definitive agreement for a private equity placement of its ordinary shares with New-Wave, a British Virgin Islands company established and controlled by Charles Chao, the Company’s Chief Executive Officer, and other members of the Company’s management. Investors in New-Wave include certain key managers and employees of the Company, including without limitation, Charles Chao, Herman Yu, Hong Du, Tong Chen and Yan Wang, and funds managed by CITIC Capital, whose Chief Executive Officer, Yichen Zhang, is a director of the Company. In November 2009, 5.6 million ordinary shares were issued to New-Wave for the aggregate consideration of $180 million. The key managers and employees who have invested in New-Wave cannot effect a distribution of the Company’s ordinary shares underlying their shareholding interest in New-Wave unless the holders of more than 50% of New-Wave’s ordinary shares have requested such a distribution and certain other conditions have been satisfied. The shareholding interest in New-Wave of each of the key managers or employees, other than Charles Chao, corresponds to a number of the Company’s ordinary shares that, when aggregated with all other ordinary shares of the Company beneficially owned by such key managers or employees (including ordinary shares issuable upon exercise of options and vesting of restricted share units within 60 days from the date hereof), is less than one percent of the Company’s total issued and outstanding ordinary shares. The shares issued to New-Wave were subject to a six month lock-up and have customary registration rights pursuant to a Registration Rights Agreement entered into between SINA and New-Wave.

Amended and Restated 2007 Share Incentive Plan

On June 29, 2007, the Company adopted the 2007 Share Incentive Plan (the “2007 Plan”), which plan was amended and restated on August 2, 2010 (the “Amended and Restated 2007 Plan”). The Amended and Restated 2007 Plan permits the granting of share options, share appreciation rights, restricted share units and restricted shares. The Amended and Restated 2007 Plan will terminate on August 1, 2015, unless it is terminated earlier by our Board of Directors. Under the plan, a total of 10,000,000 ordinary shares of the Company are available for issuance. The maximum number of ordinary shares available for issuance will be reduced by one share for every one share issued pursuant to a share option or share appreciation right and by 1.75 share for every one share issued as restricted shares or pursuant to a restricted shares unit. The maximum number of ordinary shares that may be granted subject to awards under the Amended and Restated 2007 Plan during any given fiscal year will be limited to 3% of the total outstanding shares of the Company as of the end of the immediately preceding fiscal year, plus any shares remaining available under the share pool for the immediately preceding fiscal year. Share options and share appreciation rights must be granted with an exercise price of at least 100% of the fair market value on the date of grant. Upon adoption, the 2007 Plan replaced the existing 1999 Stock Plan, 1999 Executive Stock Option Plan and 1999 Directors’ Stock Option Plan and, as a result, no additional awards could be made under such plans. As of December 31, 2011, there were 331,000 options and 496,000 restricted share units outstanding under the Amended and Restated 2007 Plan.

1999 Stock Plan

In May 1999, the Company adopted the 1999 Stock Plan (the “1999 Plan”). The 1999 Plan provides for the granting of stock options to employees, consultants and directors of the Company. Options granted under the Plan may be either incentive stock options or nonqualified stock options. Incentive stock options (“ISO”) may be granted only to Company employees (including officers and directors who are also employees). Nonqualified stock options (“NSO”) may be granted to Company employees and consultants. Options under the Company’s 1999 Plan may be granted for a term of up to ten years and at prices determined by the Board of Directors of the Company, provided, however, that the exercise price of an ISO shall not be less than 100% of the fair value of the shares on the date of grant or, if granted to a 10% shareholder, shall not be less than 110% of the fair value of the shares on the date of grant. The exercise price of an NSO granted to an executive officer of the Company shall not be less than 100% of the fair value of the shares on the date of grant if such option is intended to qualify as performance-based compensation under Section 162(m) of the US Internal Revenue Code of 1986, as amended. Options granted under the 1999 Plan generally vest over a 4-year term. Certain grants are exercisable immediately under such terms and conditions as determined by the Board of Directors. Ordinary shares issued upon such early exercises are subject to rights of repurchases by the Company until such shares become fully vested. As of December 31, 2011, there were a total of 282,000 options outstanding under the 1999 Plan.

1999 Executive Stock Option Plan

In October 1999, the Board adopted the 1999 Executive Stock Option Plan (the “Executive Plan”). An aggregate of 2,250,000 ordinary shares have been approved for issuance under the Executive Plan. The Executive Plan provides for the granting of options to purchase ordinary shares and ordinary share purchase rights to eligible employees and consultants. Options under Executive Plan may be granted for a term of up to ten years and at prices determined by the Board of Directors of the Company, provided, however, that the exercise price of an ISO shall not be less than 100% of the fair value of the shares on the date of grant or, if granted to a 10% shareholder, shall not be less than 110% of the fair value of the shares on the date of grant. The exercise price of an NSO granted to an executive officer of the Company shall not be less than 100% of the fair value of the shares on the date of grant if such option is intended to qualify as performance-based compensation under Section 162(m) of the US Internal Revenue Code of 1986, as amended. Options granted under the Executive Plan generally vest over a four-year term. Certain grants are exercisable immediately under such terms and conditions as determined by the Board of Directors. Ordinary shares issued upon such early exercises are subject to rights of repurchases by the Company until such shares become fully vested. As of December 31, 2011, there was no option outstanding under the Executive Plan.

1999 Directors’ Stock Option Plan

In October 1999, the Board approved the 1999 Directors’ Stock Option Plan (the “Directors’ Plan”) covering an aggregate of 750,000 ordinary shares. The Directors’ Plan became effective on the effective date of the initial public offering and provides a non-employee director after the completion of the offering (1) a non statutory stock option to purchase 37,500 ordinary shares on the date on which he or she first becomes a member of the Board of Directors, and (2) an additional non statutory stock option to purchase 15,000 shares on the date of each annual shareholders’ meeting immediately thereafter, if on such date he or she has served on the Board for at least six months. All options granted under the Directors’ Plan shall have an exercise price equal to 100% of the fair value of the shares on the date of grant and shall have a term of 10 years from the date of grant. All options granted under the Directors’ Plan vest in full immediately upon grant. On September 27, 2005, the shareholders of the Company approved an increase to the aggregate number of ordinary shares issuable under the Directors’ Plan from 750,000 ordinary shares to 1,125,000 ordinary shares. As of December 31, 2011, 167,000 options were outstanding under the Directors’ Plan.

Stock-based Compensation

     The following table sets stock-based compensation included in each of the accounts:

	Year Ended December 31,
	2011	2010	2009
	(In thousands)
Costs of revenues	$3,346	$2,989	$5,400
Sales and marketing	3,155	2,369	5,973
Product development	3,082	1,812	4,112
General and administrative	7,024	6,232	17,759
	$16,607	$13,402	$33,244

Stock-based compensation expense for 2009 included $10.7 million that is attributable to the increase in fair value of the financed shares from the agreement date with New-Wave in September 2009, when the price was set, to the closing date of the private equity financing in November 2009, the measurement date for accounting purposes. The difference between the fair value of financed shares beneficially owned by management at the closing date and the amount paid by management set at the agreement date is deemed as compensation and recorded as stock-based compensation expense.

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options. Expected term represents the weighted average period of time that stock-based awards granted are expected to be outstanding giving consideration to historical exercise patterns. The simplified method was used for 2009 due to the lack of industry comparison. No option was granted in 2010 and 2011. Expected volatilities are based on historical volatilities of the Company’s ordinary shares over the respective expected term of the stock-based awards. Risk-free interest rate is based on US Treasury zero-coupon issues with maturity terms similar to the expected term on the stock-based awards. The Company does not anticipate paying any cash dividends in the foreseeable future.

As of December 31, 2011, there was $25.5 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock-based awards granted to the Company’s employees and non-employee directors that will be recognized over a weighted-average period of 2.7 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

The following table sets forth the summary of number of shares available for issuance:

Shares Available
(In thousands)
December 31, 2009	1,744
Shares added under Amended and Restated 2007 Plan	5,000
Granted*	(67)
Cancelled/expired/forfeited	65
December 31, 2010	6,742
Granted*	(604)
Cancelled/expired/forfeited	21
December 31, 2011	6,159

*            In 2011 and 2010, 345,000 and 38,000 restricted shares units, or 604,000 and 67,000 equivalent shares, respectively, were granted.

Stock Options

The following table sets forth the summary of option activities under the Company’ stock option program:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2009	1,579	$27.30	3.68	$28,509
Exercised	(511)	$23.08
Cancelled/expired/forfeited	(47)	$28.94
December 31, 2010	1,021	$29.34	3.06	$40,321
Exercised	(239)	$25.78
Cancelled/expired/forfeited	(2)	$33.01
December 31, 2011	780	$30.42	2.08	$16,832

Vested and expected to vest as of December 31, 2010	1,019	$29.33	3.06	$40,254
Exercisable as of December 31, 2010	858	$28.19	3.03	$34,846
Vested and expected to vest as of December 31, 2011	780	$30.42	2.08	$16,831
Exercisable as of December 31, 2011	744	$30.17	2.07	$16,235

The total intrinsic value of options exercised during 2011, 2010 and 2009 was $17.6 million, $13.9 million and $21.6 million, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares. Cash received from the exercises of stock option during 2011 was $6.2 million. As reported by the NASDAQ Global Selected Market, the Company’s ending stock price as of December 31, 2011 and 2010 was $52.00 and $68.82, respectively.

As of December 31, 2011, there was $0.5 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock options granted to the Company’s employees and non-employee directors. This cost is expected to be recognized over a weighted-average period of 0.4 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Information regarding the stock options outstanding at December 31, 2011 is summarized below:

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
$1.50 - $23.17	185	$20.93	185	$20.93	1.19
$24.23 - $30.35	204	$25.94	204	$25.94	2.61
$33.29 - $33.29	211	$33.29	186	$33.29	2.21
$33.68 - $49.95	180	$41.86	169	$41.94	2.25
	780	$30.42	744	$30.17	2.08

In September 2008, COHT adopted a 2008 Share Incentive Plan (the “2008 COHT Plan”), which permitted the granting of stock options, share appreciation rights, restricted share units and restricted shares of COHT to employees, directors and consultants. Fair value of options estimated at grant date was $0.5 million for 2009. Stock compensation expenses related to the grant were amortized over four years on a straight-line basis with $119,000 expensed in 2009. The 2008 COHT Plan was assumed by CRIC in 2009 as part of the Transaction (see further discussion in Note 3).

In August 2010, the Company’s subsidiary T.CN Corporation adopted a 2010 Share Incentive Plan (the “2010 T.CN Plan”), which permits the granting of stock options, share appreciation rights, restricted share units and restricted shares of T.CN to employees, directors and consultants. The Company granted options of T.CN equivalent to approximately 1.1% and 15.9% of the subsidiary’s ordinary shares on a fully diluted basis in 2011 and 2010, respectively. Fair value of options estimated at grant date was $1.0 million and $4.2 million for 2011 and 2010, respectively. Stock compensation expenses related to the grants were amortized over four years on a straight-line basis with $1.0 million and $267,000 expensed in 2011and 2010, respectively.

Restricted Share Units

The following table sets forth the summary of service-based restricted share unit activities:

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2009	867	$27.88
Awarded*	38	$43.57
Vested	(345)	$27.07
Cancelled	(22)	$38.90
December 31, 2010	538	$29.06
Awarded*	345	$80.83
Vested	(376)	$31.75
Cancelled	(11)	$61.09
December 31, 2011	496	$62.37

*  36,000 restricted shares units were granted to non-employee directors in 2011 and 2010.

Restricted share units are not considered outstanding in the computation of basic earnings per share. As of December 31, 2011, there was $25.0 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested, service-based restricted share units granted to the Company’s employees and non-employee directors. This cost is expected to be recognized over a weighted-average period of 2.9 years. The total fair value based on the respective vesting dates of the restricted share units vested was $34.2 million, $15.9 million and $17.7 million during the year ended December 31, 2011, 2010 and 2009 respectively.